Property, plant and equipment (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Leasehold property	Renovation	Computer software	Computer	Office equipment	Furniture and fittings	Motor vehicles	Testing equipment	Total	Total
	SGD	SGD	SGD	SGD	SGD	SGD	SGD	SGD	SGD	USD

Cost:
Balance at May 1, 2024	680,000	123,360	46,421	7,153	203,377	77,556	83,600	4,808	1,226,275	962,690
Additions	-	-	-	-	19,077	395	-	-	19,472	15,287
Disposal	-	-	-	-	-	-	(30,800)	-	(30,800)	(24,180)
Write-off	-	-	-	-	(17,300)	-	-	-	(17,300)	(13,581)
Balance at April 30, 2025	680,000	123,360	46,421	7,153	205,154	77,951	52,800	4,808	1,197,647	940,216
Additions	-	-	-	-	24,412	-	75,000	-	99,412	78,044
Balance at April 30, 2026	680,000	123,360	46,421	7,153	229,566	77,951	127,800	4,808	1,297,059	1,018,260

Accumulated depreciation
Balance at May 1, 2024	90,998	108,135	25,451	7,153	193,119	67,647	55,829	4,808	553,140	434,244
Depreciation	19,854	15,225	20,970	-	10,088	9,310	10,237	-	85,684	67,266
Disposal	-	-	-	-	-	-	(29,431)	-	(29,431)	(23,105)
Write-off	-	-	-	-	(17,300)	-	-	-	(17,300)	(13,581)
Balance at April 30, 2025	110,852	123,360	46,421	7,153	185,907	76,957	36,635	4,808	592,093	464,824
Depreciation	19,854	-	-	-	14,276	458	21,287	-	55,875	43,865
Balance at April 30, 2026	130,706	123,360	46,421	7,153	200,183	77,415	57,922	4,808	647,968	508,689

Carrying amount
Balance at April 30, 2025	569,148	-	-	-	19,247	994	16,165	-	605,554	475,392

Balance at April 30, 2026	549,294	-	-	-	29,383	536	69,878	-	649,091	509,571